Significant Accounting Policies - Summary of Estimated Useful Lives of Assets on Amortization of Assets Other than Goodwill Calculated (Detail)	12 Months Ended
Mar. 31, 2018
Technology Related Development Costs [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 - 5 years
Software [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 - 5 years
Customer Related Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	7-10 years
Contract Related Intangible Assets [member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5-6 years
Marketing Related Intangible Assets [member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	7-10 years
Favorable Lease Contract Term Related Intangible Assets [member]
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	7 years